Intangible assets (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	R$ 3,172,403	R$ 2,926,302	R$ 2,571,069
Additions	1,236,820	1,188,762
Disposals	(1,498)	(108)
Gross carrying amount [member]
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	6,944,472	5,709,150	4,520,496
Cost	1,235,322	1,188,654
Accumulated Amortisation	(989,221)	(833,421)
Accumulated amortization
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	(3,772,069)	(2,782,848)	(1,949,427)
Disposals	1,338	108
Amortization	(990,559)	(833,529)
Expenditures related to software and technology
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	2,785,167	2,522,021	2,130,429
Additions	1,184,243	1,154,895
Disposals	(645)	0
Expenditures related to software and technology | Gross carrying amount [member]
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	6,225,793	5,042,195	3,887,300
Cost	1,183,598	1,154,895
Accumulated Amortisation	(920,452)	(763,303)
Expenditures related to software and technology | Accumulated amortization
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	(3,440,626)	(2,520,174)	(1,756,871)
Disposals	491	0
Amortization	(920,943)	(763,303)
Software licenses
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	154,321	160,192	183,438
Additions	52,577	33,867
Disposals	(839)	(108)
Software licenses | Gross carrying amount [member]
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	421,058	369,320	335,561
Cost	51,738	33,759
Accumulated Amortisation	(57,609)	(57,005)
Software licenses | Accumulated amortization
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	(266,737)	(209,128)	(152,123)
Disposals	839	108
Amortization	(58,448)	(57,113)
Goodwill
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	227,066	227,066	227,066
Additions	0	0
Disposals	0	0
Goodwill | Gross carrying amount [member]
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	227,066	227,066	227,066
Cost	0	0
Accumulated Amortisation	0	0
Goodwill | Accumulated amortization
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	0	0	0
Disposals	0	0
Amortization	0	0
Other
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	5,849	17,023	30,136
Additions	0	0
Disposals	(14)	0
Other | Gross carrying amount [member]
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	70,555	70,569	70,569
Cost	(14)	0
Accumulated Amortisation	(11,160)	(13,113)
Other | Accumulated amortization
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	(64,706)	(53,546)	R$ (40,433)
Disposals	8	0
Amortization	R$ (11,168)	R$ (13,113)